Consolidated Statements of Changes in Equity	Share capital MYR (RM)	Capital contribution MYR (RM)	Retained earnings MYR (RM)	Total attributable to owners the Company MYR (RM)	Non- controlling interests MYR (RM)	Exchange translation reserve MYR (RM)	MYR (RM)	USD ($)
Balance at Jun. 30, 2020	RM 4	RM 30,587,000	RM 6,455,737	RM 37,042,741			RM 37,042,741
Profit/(loss) for the financial year			18,679,690	18,679,690	184,198		18,863,888
Total and other comprehensive income/(loss)			18,679,690	18,679,690	184,198		18,863,888
Transaction with Owners
Capital contribution		24,549,000		24,549,000			24,549,000
Acquisition of subsidiaries					2,421,709		2,421,709
Effects of dilution of interests in a subsidiary			(64,511)	(64,511)	64,511
Merger reserve from common control			51,005	51,005	(5)		51,000
Ordinary shares contributed by non-controlling interest of subsidiaries					1,049,049		1,049,049
Total transactions with Owners		24,549,000	(13,506)	24,535,494	3,535,264		28,070,758
Balance at Jun. 30, 2021	4	55,136,000	25,121,921	80,257,925	3,719,462		83,977,387
Profit/(loss) for the financial year			73,582,501	73,582,501	(199,479)		73,383,022
Gain (loss) on foreign currency translations				(6)		(6)	(6)
Total and other comprehensive income/(loss)			73,582,501	73,582,495	(199,479)	(6)	73,383,016
Transaction with Owners
Capital contribution		137,039,283		137,039,283			137,039,283
Acquisition of subsidiaries					139,960		139,960
Effects of accretion of interests in subsidiaries			3,582,228	3,582,228	(3,631,729)		(49,501)
Effects of dilution of interests in a subsidiary			(313,728)	(313,728)	313,728
Issuance of shares	4,412			4,412			4,412
Merger reserve from common control			(10)	(10)			(10)
Irredeemable convertible preference shares contributed by non-controlling interest of subsidiaries					400		400
Ordinary shares contributed by non-controlling interests of subsidiaries					1		1
Total transactions with Owners	4,412	137,039,283	3,268,490	140,312,185	(3,177,640)		137,134,545
Balance at Jun. 30, 2022	4,416	192,175,283	101,972,912	294,152,605	342,343	(6)	294,494,948
Profit/(loss) for the financial year			25,834,756	25,834,756	1,702,469		27,537,225	$ 5,897,885
Gain (loss) on foreign currency translations				1,100,196		1,100,196	1,100,196
Total and other comprehensive income/(loss)			25,834,756	26,934,952	1,702,469	1,100,196	28,637,421
Transaction with Owners
Reclassification of capital contribution to liabilities		(27,600,000)		(27,600,000)			(27,600,000)
Effects of accretion of interests in subsidiaries			1,951,653	1,951,653	(1,951,653)
Issuance of shares	23,304,378			23,304,378			23,304,378
Merger reserve from common control			10	10			10
Non-convertible redeemable preference shares contributed by non-controlling interest of a subsidiary					1,000		1,000
Total transaction with Owners	23,304,378	(27,600)	1,951,663	(2,343,958)	(1,950,653)		(4,294,612)
Balance at Jun. 30, 2023	RM 23,308,794	RM 164,575,283	RM 129,759,331	RM 318,743,599	RM 94,159	RM 1,100,190	RM 318,837,757	$ 68,288,232